Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate at December 31, 2020 below.

	Amount	Weighted Rate
2021	$25,000,000	1.98%
2023	10,000,000	1.46%
Total	$35,000,000	1.83%